Income Tax - Schedule of Reconciliation Between the Statutory Rate and the Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Statutory Rate and the Effective Income Tax Rate [Abstract]
Tax at the statutory rate	25.00%	25.00%	25.00%
Penalties	0.00%	(7.10%)	1.10%
Cancellation of negative tax basis	0.00%	0.00%	0.00%
Temporary differences	(10.80%)	0.50%	0.00%
Tax Credit	0.00%	0.00%	0.00%
Effective tax rate	14.20%	18.40%	26.10%